UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-00653)

Exact name of registrant as specified in charter:	Putnam Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2014

Date of reporting period:	July 31, 2014

Item 1. Schedule of Investments:

Putnam Income Fund

The fund's portfolio
7/31/14 (Unaudited)

MORTGAGE-BACKED SECURITIES (42.5%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (18.8%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3182, Class SP, 27.992s, 2032			$142,749	$210,121
IFB Ser. 3408, Class EK, 25.181s, 2037			1,497,164	2,158,625
IFB Ser. 2976, Class LC, 23.863s, 2035			177,584	257,521
IFB Ser. 2979, Class AS, 23.716s, 2034			62,332	79,786
IFB Ser. 3072, Class SB, 23.093s, 2035			593,275	834,922
IFB Ser. 3249, Class PS, 21.773s, 2036			485,080	656,917
IFB Ser. 3065, Class DC, 19.404s, 2035			825,988	1,168,566
IFB Ser. 2990, Class LB, 16.557s, 2034			900,273	1,163,485
IFB Ser. 4105, Class HS, IO, 6.448s, 2042			4,906,364	1,218,397
IFB Ser. 3861, Class PS, IO, 6.448s, 2037			3,912,933	553,093
IFB Ser. 263, Class S5, IO, 6.348s, 2042			5,940,730	1,544,887
IFB Ser. 4139, Class SA, IO, 5.998s, 2042			11,494,738	2,712,643
IFB Ser. 4105, Class LS, IO, 5.998s, 2041			5,038,951	899,856
IFB Ser. 4143, Class DS, IO, 5.968s, 2042			17,924,154	4,193,067
IFB Ser. 4245, Class AS, IO, 5.848s, 2043			13,123,814	3,002,431
IFB Ser. 271, Class S5, IO, 5.848s, 2042			13,694,557	3,104,282
IFB Ser. 3852, Class NT, 5.848s, 2041			3,137,063	3,133,330
IFB Ser. 14-326, Class S2, IO, 5.798s, 2044			26,801,745	6,359,987
IFB Ser. 310, Class S4, IO, 5.798s, 2043			3,728,282	940,161
IFB Ser. 311, Class S1, IO, 5.798s, 2043			28,536,778	6,488,635
IFB Ser. 14-327, Class S8, IO, 5.768s, 2044			14,513,837	3,281,869
IFB Ser. 314, Class AS, IO, 5.738s, 2043			8,755,468	2,023,041
Ser. 4132, Class IP, IO, 4 1/2s, 2042			14,931,573	2,555,791
Ser. 4122, Class TI, IO, 4 1/2s, 2042			5,476,256	1,245,848
Ser. 4018, Class DI, IO, 4 1/2s, 2041			6,259,220	1,160,272
Ser. 3707, Class PI, IO, 4 1/2s, 2025			3,760,779	354,867
Ser. 4116, Class MI, IO, 4s, 2042			12,514,376	2,796,801
Ser. 4338, Class TI, IO, 4s, 2029			15,098,988	2,124,579
Ser. 4165, Class AI, IO, 3 1/2s, 2043			18,731,383	3,597,011
Ser. 13-303, Class C19, IO, 3 1/2s, 2043			8,165,837	1,889,720
Ser. 304, Class C22, IO, 3 1/2s, 2042			9,270,233	2,132,651
Ser. 4122, Class AI, IO, 3 1/2s, 2042			10,473,492	1,631,879
Ser. 3995, Class KI, IO, 3 1/2s, 2027			17,592,403	2,265,022
Ser. 4182, Class GI, IO, 3s, 2043			31,738,733	3,895,190
Ser. 4141, Class PI, IO, 3s, 2042			10,876,078	1,510,361
Ser. 4158, Class TI, IO, 3s, 2042			28,118,345	3,888,205
Ser. 4165, Class TI, IO, 3s, 2042			32,052,118	4,461,655
Ser. 4176, Class DI, IO, 3s, 2042			30,256,501	4,154,823
Ser. 4171, Class NI, IO, 3s, 2042			17,490,225	2,464,373
Ser. 4183, Class MI, IO, 3s, 2042			9,952,995	1,402,377
Ser. 13-4206, Class IP, IO, 3s, 2041			12,730,711	1,709,098
Ser. 13-4176, Class IA, IO, 2 1/2s, 2028			18,406,508	2,046,436
Ser. 4039, Class PI, IO, 2 1/2s, 2027			37,961,902	3,990,316
Ser. T-56, Class A, IO, 0.524s, 2043			10,957,040	186,612
Ser. T-56, Class 1, IO, zero %, 2043			13,072,263	511
Ser. T-56, Class 2, IO, zero %, 2043			4,753,390	14,854
Ser. T-56, Class 3, IO, zero %, 2043			3,848,139	150
Ser. 3835, Class FO, PO, zero %, 2041			12,192,327	10,286,788
Ser. 3369, Class BO, PO, zero %, 2037			24,841	22,025
Ser. 3391, PO, zero %, 2037			250,483	211,690
Ser. 3300, PO, zero %, 2037			383,725	340,616
Ser. 3206, Class EO, PO, zero %, 2036			20,327	17,922
Ser. 3175, Class MO, PO, zero %, 2036			66,779	58,366
Ser. 3210, PO, zero %, 2036			74,893	68,234
FRB Ser. 3117, Class AF, zero %, 2036			18,949	15,960
FRB Ser. 3326, Class WF, zero %, 2035			17,387	14,433
FRB Ser. 3036, Class AS, zero %, 2035			6,600	6,462

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.97s, 2036			838,890	1,570,559
IFB Ser. 06-8, Class HP, 23.998s, 2036			692,891	1,058,475
IFB Ser. 05-45, Class DA, 23.852s, 2035			1,365,362	2,014,856
IFB Ser. 05-122, Class SE, 22.558s, 2035			1,377,833	1,955,753
IFB Ser. 05-75, Class GS, 19.785s, 2035			409,423	541,375
IFB Ser. 05-106, Class JC, 19.643s, 2035			744,900	1,087,800
IFB Ser. 05-83, Class QP, 16.991s, 2034			154,603	196,828
IFB Ser. 11-4, Class CS, 12.59s, 2040			1,693,338	2,028,075
IFB Ser. 13-19, Class DS, IO, 6.045s, 2041			8,646,164	1,541,787
Ser. 06-10, Class GC, 6s, 2034(F)			3,786,356	3,900,281
Ser. 12-134, Class SA, IO, 5.995s, 2042			6,128,339	1,481,600
IFB Ser. 13-59, Class SC, IO, 5.995s, 2043			12,265,459	2,573,830
IFB Ser. 13-13, Class SA, IO, 5.995s, 2043			13,616,590	3,429,883
IFB Ser. 12-128, Class ST, IO, 5.995s, 2042			6,537,521	1,535,925
IFB Ser. 13-128, Class SA, IO, 5.845s, 2043			11,767,069	2,710,544
Ser. 13-98, Class SA, IO, 5.795s, 2043			8,134,602	1,892,109
IFB Ser. 13-101, Class AS, IO, 5.795s, 2043			21,628,161	5,288,950
IFB Ser. 13-103, Class SK, IO, 5.765s, 2043			4,968,702	1,211,322
Ser. 13-101, Class SE, IO, 5.745s, 2043			11,712,586	2,890,432
IFB Ser. 13-136, Class SB, IO, 5.745s, 2044			30,262,909	6,610,327
IFB Ser. 13-102, Class SH, IO, 5.745s, 2043			12,032,791	2,741,070
Ser. 418, Class C24, IO, 4s, 2043			8,294,718	1,969,996
Ser. 12-124, Class UI, IO, 4s, 2042			23,862,549	4,961,024
Ser. 12-40, Class MI, IO, 4s, 2041			12,201,133	2,261,403
Ser. 12-62, Class EI, IO, 4s, 2041			16,707,111	2,931,365
Ser. 12-22, Class CI, IO, 4s, 2041			14,505,395	2,558,919
Ser. 418, Class C15, IO, 3 1/2s, 2043			17,279,462	3,883,829
Ser. 13-18, Class IN, IO, 3 1/2s, 2043			10,869,715	1,928,616
Ser. 13-55, Class IK, IO, 3s, 2043			8,756,859	1,267,117
Ser. 12-151, Class PI, IO, 3s, 2043			12,460,777	1,795,598
Ser. 12-144, Class KI, IO, 3s, 2042			20,587,551	2,807,113
Ser. 13-35, Class IP, IO, 3s, 2042			9,964,508	1,191,070
Ser. 13-55, Class PI, IO, 3s, 2042			16,743,466	2,166,939
Ser. 13-67, Class IP, IO, 3s, 2042			20,987,570	2,470,657
Ser. 13-30, Class IP, IO, 3s, 2041			8,679,673	777,352
Ser. 13-23, Class LI, IO, 3s, 2041			10,288,956	1,121,908
Ser. 14-28, Class AI, IO, 3s, 2040			26,200,410	4,126,565
Ser. 03-W10, Class 1, IO, 1.066s, 2043			7,529,330	206,468
Ser. 01-50, Class B1, IO, 0.417s, 2041			743,496	9,991
Ser. 2002-W6, Class 1AIO, 0.136s, 2042			938,683	2,053
Ser. 2005-W4, Class 1AIO, 0.095s, 2035			210,349	592
Ser. 03-34, Class P1, PO, zero %, 2043			214,217	186,369
Ser. 07-64, Class LO, PO, zero %, 2037			97,691	86,038
Ser. 07-14, Class KO, PO, zero %, 2037			290,602	252,672
Ser. 06-125, Class OX, PO, zero %, 2037			33,504	30,054
Ser. 06-84, Class OT, PO, zero %, 2036			31,292	27,788
Ser. 06-46, Class OC, PO, zero %, 2036			25,875	22,585

Government National Mortgage Association
IFB Ser. 12-26, Class SP, IO, 6.494s, 2042			14,831,409	3,474,554
IFB Ser. 11-56, Class SI, IO, 6.494s, 2041			43,225,286	7,760,290
IFB Ser. 11-56, Class MI, IO, 6.294s, 2041			5,032,725	1,074,034
IFB Ser. 13-113, Class SL, IO, 6.074s, 2042			4,781,341	824,408
IFB Ser. 13-124, Class SC, IO, 6.044s, 2041			5,505,597	880,892
IFB Ser. 13-129, Class SN, IO, 5.994s, 2043			6,066,555	1,047,815
IFB Ser. 10-20, Class SC, IO, 5.994s, 2040			6,752,261	1,200,957
IFB Ser. 11-146, Class AS, IO, 5.948s, 2041			6,951,865	1,430,563
Ser. 13-149, Class MS, IO, 5.944s, 2039			10,105,242	1,706,876
IFB Ser. 14-90, Class HS, IO, 5.944s, 2044			9,286,969	2,253,205
IFB Ser. 14-32, Class CS, IO, 5.944s, 2044			6,832,212	1,512,515
IFB Ser. 11-128, Class TS, IO, 5.898s, 2041			22,987,755	4,356,180
IFB Ser. 10-151, Class SA, IO, 5.894s, 2040			4,065,917	715,927
IFB Ser. 11-70, Class SM, IO, 5.738s, 2041			5,789,000	1,177,483
Ser. 14-25, Class QI, IO, 5s, 2044			12,290,082	2,819,959
Ser. 13-3, Class IT, IO, 5s, 2043			7,733,181	1,774,557
Ser. 11-116, Class IB, IO, 5s, 2040			7,741,885	597,182
Ser. 13-16, Class IB, IO, 5s, 2040			14,084,273	1,321,927
Ser. 10-35, Class UI, IO, 5s, 2040			9,089,037	2,071,098
Ser. 10-9, Class UI, IO, 5s, 2040			60,366,206	13,687,511
Ser. 09-121, Class UI, IO, 5s, 2039			17,729,501	4,163,773
Ser. 12-129, Class IO, IO, 4 1/2s, 2042			7,763,221	1,802,077
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			8,231,527	1,758,909
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			7,707,162	1,706,147
Ser. 11-116, Class IA, IO, 4 1/2s, 2039			9,724,324	1,410,221
Ser. 14-2, Class IL, IO, 4s, 2044			13,533,261	3,114,765
Ser. 12-56, Class IB, IO, 4s, 2042			15,702,530	3,446,999
Ser. 14-4, Class IK, IO, 4s, 2039			13,800,442	2,292,253
Ser. 13-53, Class IA, IO, 4s, 2026			22,361,256	2,850,389
Ser. 13-100, Class MI, IO, 3 1/2s, 2043			10,379,993	1,436,383
Ser. 13-37, Class JI, IO, 3 1/2s, 2043			9,086,993	1,371,591
Ser. 13-27, Class PI, IO, 3 1/2s, 2042			10,911,436	1,691,054
Ser. 12-136, Class IO, IO, 3 1/2s, 2042			26,508,447	6,336,579
Ser. 12-71, Class AI, IO, 3 1/2s, 2042			19,771,762	2,406,026
Ser. 14-46, Class JI, IO, 3 1/2s, 2041			10,664,474	1,617,054
Ser. 13-18, Class GI, IO, 3 1/2s, 2041			9,864,742	1,485,630
Ser. 12-48, Class KI, IO, 3 1/2s, 2039			8,150,155	1,202,555
Ser. 13-53, Class PI, IO, 3s, 2041			14,693,712	1,824,224
Ser. 13-23, Class IK, IO, 3s, 2037			3,752,497	583,551
Ser. 14-46, Class KI, IO, 3s, 2036			9,522,050	1,414,405
Ser. 14-44, Class IC, IO, 3s, 2028			23,584,596	2,848,321
IFB Ser. 11-70, Class YI, IO, 0.15s, 2040			15,722,313	85,529
Ser. 10-151, Class KO, PO, zero %, 2037			637,952	548,033
Ser. 06-36, Class OD, PO, zero %, 2036			39,853	34,944

Structured Asset Securities Corp. 144A Ser. 98-RF3, Class A, IO, 6.1s, 2028			301,915	39,249

				294,971,976
Commercial mortgage-backed securities (17.9%)

Banc of America Commercial Mortgage Trust
FRB Ser. 08-1, Class AJ, 6.277s, 2051			2,285,000	2,471,228
Ser. 06-4, Class AJ, 5.695s, 2046			3,670,000	3,841,194
Ser. 06-6, Class AJ, 5.421s, 2045			4,253,000	4,425,030
FRB Ser. 05-5, Class B, 5.214s, 2045			6,500,000	6,527,950
FRB Ser. 05-1, Class A4, 5.171s, 2042			986,661	992,058
Ser. 04-4, Class D, 5.073s, 2042			994,000	1,039,041
Ser. 07-1, Class XW, IO, 0.327s, 2049			7,692,944	56,966

Banc of America Commercial Mortgage Trust 144A Ser. 07-5, Class XW, IO, 0.373s, 2051			16,343,868	149,040

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class F, 5.455s, 2041			1,612,000	1,636,180
Ser. 04-4, Class XC, IO, 0.67s, 2042			5,904,155	14,772
Ser. 04-5, Class XC, IO, 0.647s, 2041			19,674,782	45,862
Ser. 02-PB2, Class XC, IO, 0.233s, 2035			5,275,186	2,661
Ser. 05-1, Class XW, IO, 0.036s, 2042			212,759,982	7,872

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 06-PW12, Class AJ, 5.751s, 2038			1,683,000	1,763,804
FRB Ser. 05-T18, Class D, 5.134s, 2042			2,192,000	2,257,760
Ser. 04-PR3I, Class X1, IO, 0.58s, 2041			1,301,796	3,777

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.433s, 2039			6,089,000	6,184,597
Ser. 06-PW14, Class X1, IO, 0.639s, 2038			15,614,062	224,530

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.559s, 2047			1,108,000	1,251,818
FRB Ser. 11-C2, Class E, 5.559s, 2047			1,650,000	1,748,258

Citigroup Commercial Mortgage Trust Ser. 14-GC19, Class X, IO, 1.342s, 2047			24,196,218	2,108,700

Citigroup Commercial Mortgage Trust 144A
FRB Ser. 12-GC8, Class D, 4.878s, 2045			4,144,000	4,148,973
FRB Ser. 13-GC11, Class E, 4.458s, 2046			7,414,000	6,400,367
Ser. 06-C5, Class XC, IO, 0.537s, 2049			111,027,286	1,365,636

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XC, IO, 0.374s, 2049			141,502,683	948,068
Ser. 07-CD4, Class XW, IO, 0.374s, 2049			44,623,530	343,601

COMM Mortgage Trust
FRB Ser. 14-CR18, Class C, 4.74s, 2047			2,542,000	2,657,837
FRB Ser. 13-CR11, Class AM, 4.715s, 2046			1,308,000	1,443,064
Ser. 12-CR1, Class XA, IO, 2.211s, 2045			25,049,128	2,788,369
Ser. 12-CR3, Class XA, IO, 2.184s, 2045			39,116,842	4,621,538
Ser. 13-LC13, Class XA, IO, 1.454s, 2046			63,869,578	4,977,356
Ser. 14-UBS2, Class XA, IO, 1.438s, 2047			24,395,286	2,301,106
Ser. 06-C8, Class XS, IO, 0.512s, 2046			49,835,333	568,780

COMM Mortgage Trust 144A
FRB Ser. 12-CR3, Class E, 4.768s, 2045			2,781,285	2,754,473
FRB Ser. 13-LC13, Class E, 3.719s, 2046			2,278,000	1,672,642
FRB Ser. 07-C9, Class AJFL, 0.843s, 2049			643,000	601,591

Credit Suisse Commercial Mortgage Trust 144A Ser. 07-C2, Class AX, IO, 0.063s, 2049			80,667,734	368,589

Credit Suisse First Boston Mortgage Securities Corp.
Ser. 05-C5, Class C, 5.1s, 2038			1,560,000	1,605,624
Ser. 03-CPN1, Class E, 4.891s, 2035			1,528,000	1,528,000

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			1,590,334	1,749,367
Ser. 03-C3, Class AX, IO, 1.564s, 2038			2,274,894	23
Ser. 02-CP3, Class AX, IO, 1.23s, 2035			1,521,626	24,506

DBRR Trust 144A FRB Ser. 13-EZ3, Class A, 1.636s, 2049			2,507,873	2,526,682

First Union National Bank-Bank of America Commercial Mortgage Trust 144A Ser. 01-C1, Class 3, IO, 1.692s, 2033			974,910	6,295

GE Business Loan Trust 144A Ser. 04-2, Class D, 2.902s, 2032(F)			146,221	105,453

GE Capital Commercial Mortgage Corp. FRB Ser. 05-C1, Class B, 4.846s, 2048			3,997,000	4,052,806

GE Capital Commercial Mortgage Corp. 144A
Ser. 07-C1, Class XC, IO, 0.206s, 2049			121,551,725	671,452
Ser. 05-C3, Class XC, IO, 0.143s, 2045			242,828,240	373,637

GMAC Commercial Mortgage Securities, Inc. Trust
Ser. 97-C1, Class X, IO, 1.349s, 2029			2,077,487	73,863
Ser. 05-C1, Class X1, IO, 0.596s, 2043			27,309,177	81,736

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3, Class B, 4.894s, 2042			1,894,000	1,922,031

GS Mortgage Securities Trust
Ser. 05-GG4, Class B, 4.841s, 2039			4,626,000	4,645,892
Ser. 13-GC10, Class XA, IO, 1.747s, 2046			71,312,023	7,300,925
Ser. 14-GC22, Class XA, IO, 1.096s, 2047(F)			43,110,117	3,233,826

GS Mortgage Securities Trust 144A
Ser. 98-C1, Class F, 6s, 2030(F)			47,708	47,651
FRB Ser. 11-GC3, Class E, 5s, 2044			1,692,000	1,606,171
FRB Ser. 13-GC10, Class E, 4.415s, 2046			2,352,000	1,990,262
FRB Ser. GC10, Class D, 4.415s, 2046			3,433,000	3,164,196
Ser. 06-GG6, Class XC, IO, 0.029s, 2038			75,962,885	45,198

JPMBB Commercial Mortgage Securities Trust 144A FRB Ser. 13-C14, Class E, 4.561s, 2046			1,750,000	1,564,067

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.076s, 2051			3,730,000	3,902,326
FRB Ser. 07-LD12, Class A3, 5.95s, 2051			5,245,239	5,237,922
FRB Ser. 06-LDP7, Class B, 5.866s, 2045			3,516,000	3,036,101
FRB Ser. 07-LD11, Class A2, 5.79s, 2049			268,427	270,441
Ser. 06-LDP8, Class B, 5.52s, 2045			1,306,000	1,332,381
FRB Ser. 06-LDP6, Class B, 5.502s, 2043			2,815,000	2,815,000
Ser. 04-LN2, Class A2, 5.115s, 2041			517,108	518,120
FRB Ser. 04-CBX, Class B, 5.021s, 2037			1,143,000	1,148,411
Ser. 13-C16, Class XA, IO, 1.373s, 2046			24,233,049	1,733,778
Ser. 06-LDP8, Class X, IO, 0.538s, 2045			48,142,609	470,305
Ser. 07-LDPX, Class X, IO, 0.301s, 2049			53,430,097	454,904

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.281s, 2043			3,439,000	3,879,267
FRB Ser. 07-CB20, Class C, 6.176s, 2051			1,556,000	1,461,271
FRB Ser. 01-C1, Class H, 5.626s, 2035			1,282,429	1,305,384
FRB Ser. 11-C3, Class E, 5.567s, 2046			1,416,000	1,527,268
FRB Ser. 11-C3, Class F, 5.567s, 2046			1,441,000	1,442,054
FRB Ser. 12-C8, Class D, 4.667s, 2045			8,379,000	8,639,219
FRB Ser. 12-C8, Class E, 4.667s, 2045			1,452,000	1,440,668
FRB Ser. 12-LC9, Class E, 4.426s, 2047			272,000	263,796
FRB Ser. 12-LC9, Class D, 4.426s, 2047			3,277,000	3,315,844
FRB Ser. 13-C10, Class E, 3 1/2s, 2047			3,043,000	2,255,776
FRB Ser. 13-LC11, Class E, 3 1/4s, 2046			2,038,000	1,463,692
Ser. 05-CB12, Class X1, IO, 0.341s, 2037			24,585,591	64,881
Ser. 06-LDP6, Class X1, IO, 0.077s, 2043			47,418,176	96,211

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031(F)			431,938	451,398
Ser. 98-C4, Class G, 5.6s, 2035			18,862	18,939
Ser. 98-C4, Class H, 5.6s, 2035			808,000	841,200

LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C6, Class C, 5.482s, 2039			1,808,000	1,765,060
Ser. 06-C7, Class A2, 5.3s, 2038			2,290,148	2,335,150
FRB Ser. 06-C1, Class AJ, 5.276s, 2041			1,634,000	1,686,594
Ser. 07-C2, Class XW, IO, 0.539s, 2040			5,732,942	79,332

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 04-C1, Class G, 5.077s, 2036			7,400,000	7,140,290
FRB Ser. 04-C7, Class G, 5.032s, 2036			2,082,000	2,124,161
Ser. 06-C7, Class XCL, IO, 0.651s, 2038			61,339,846	798,277
Ser. 06-C7, Class XW, IO, 0.651s, 2038			36,708,462	477,724
Ser. 07-C2, Class XCL, IO, 0.539s, 2040			126,987,001	1,762,453
Ser. 05-C5, Class XCL, IO, 0.424s, 2040			69,313,133	387,460
Ser. 05-C2, Class XCL, IO, 0.346s, 2040			136,126,799	231,007
Ser. 05-C7, Class XCL, IO, 0.208s, 2040			113,322,491	241,717

Merrill Lynch Mortgage Investors Trust Ser. 96-C2, Class JS, IO, 2.371s, 2028			24,079	2

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.284s, 2051			1,828,000	2,041,328
FRB Ser. 07-C1, Class A3, 5.839s, 2050			647,491	648,390
FRB Ser. 05-CKI1, Class B, 5.286s, 2037			10,872,000	11,000,290

Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 0.94s, 2039			6,286,224	5,067
Ser. 05-MCP1, Class XC, IO, 0.595s, 2043			33,624,572	104,404

Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.721s, 2037			256,499	7,823
Ser. 05-C3, Class X, IO, 6.13s, 2044			1,562,112	85,916
Ser. 06-C4, Class X, IO, 6.081s, 2045			4,689,880	348,927

ML-CFC Commercial Mortgage Trust
Ser. 06-3, Class AJ, 5.485s, 2046			2,263,000	2,298,529
Ser. 06-4, Class AJ, 5.239s, 2049			1,709,000	1,737,540
FRB Ser. 06-4, Class A2FL, 0.272s, 2049			477,514	476,619

Morgan Stanley Bank of America Merrill Lynch Trust 144A
Ser. 13-C10, Class D, 4.082s, 2046			1,079,000	979,009
FRB Ser. 13-C10, Class E, 4.082s, 2046			3,285,000	2,898,684

Morgan Stanley Capital I Trust
Ser. 07-IQ14, Class A2, 5.61s, 2049			589,136	592,844
FRB Ser. 07-HQ12, Class A2, 5.592s, 2049(F)			742,505	743,277
FRB Ser. 07-HQ12, Class A2FX, 5.592s, 2049			3,377,706	3,390,879

Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class E, 5.183s, 2049			1,339,000	1,387,740

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.246s, 2043			411,660	412,146

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038			1,641,067	410,267

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class D, 4.958s, 2049			3,091,000	3,060,240
Ser. 12-C4, Class XA, IO, 1.864s, 2045			50,388,589	5,439,751

Wachovia Bank Commercial Mortgage Trust
Ser. 06-C24, Class AJ, 5.658s, 2045			2,499,000	2,568,222
Ser. 05-C17, Class D, 5.396s, 2042			6,740,000	6,775,048
Ser. 06-C29, IO, 0.38s, 2048			172,338,113	1,444,193
Ser. 07-C34, IO, 0.333s, 2046			14,857,271	179,773

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-C17, Class E, 5.41s, 2042			1,154,000	1,159,193
FRB Ser. 05-C21, Class E, 5.239s, 2044			3,212,000	3,221,636
Ser. 05-C18, Class XC, IO, 0.315s, 2042			21,387,197	54,965
Ser. 06-C26, Class XC, IO, 0.051s, 2045			10,851,882	15,084

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 12-LC5, Class E, 4.778s, 2045			1,806,000	1,619,440

WF-RBS Commercial Mortgage Trust Ser. 13-C14, Class XA, IO, 0.924s, 2046			63,761,683	3,599,985

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.466s, 2044			6,026,438	6,400,077
FRB Ser. 11-C4, Class E, 5.245s, 2044			3,212,768	3,368,338
FRB Ser. 11-C4, Class F, 5s, 2044			3,615,000	3,398,752
FRB Ser. 11-C3, Class E, 5s, 2044			1,601,000	1,456,605
FRB Ser. 12-C7, Class D, 4.846s, 2045			4,482,000	4,619,822
FRB Ser. 12-C10, Class E, 4.459s, 2045			2,645,000	2,282,966
Ser. 14-C19, Class D, 4.234s, 2047			1,997,000	1,781,698
Ser. 13-C12, Class E, 3 1/2s, 2048			3,607,000	2,770,958
Ser. 12-C10, Class XA, IO, 1.809s, 2045			76,827,362	7,986,973
Ser. 13-C12, Class XA, IO, 1.506s, 2048			58,426,537	5,009,667
Ser. 13-C11, Class XA, IO, 1.503s, 2045			25,716,680	2,003,921

				281,237,521
Residential mortgage-backed securities (non-agency) (5.8%)

BCAP, LLC Trust 144A FRB Ser. 10-RR1, Class 3A3, 5.316s, 2035			2,013,000	2,015,013

Citigroup Mortgage Loan Trust, Inc. Ser. 2005-WF2, Class AF4, 4.964s, 2035			110,832	111,043

Citigroup Mortgage Loan Trust, Inc. 144a Ser. 10-8, Class 1A2, 5 1/2s, 2036			3,675,000	3,767,243

Countrywide Alternative Loan Trust FRB Ser. 04-J5, Class M1, 1.052s, 2034			9,537,000	8,604,281

First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s, 2023 (In default)(NON)			134,710	13

MortgageIT Trust FRB Ser. 05-1, Class 1M2, 0.745s, 2035			3,548,289	3,201,984

RAMP Series 2004-RS10 Trust STEP Ser. RS10, Class MI1, 5.28s, 2034			2,622,691	2,622,691

Residential Asset Mortgage Products Inc. FRB Ser. 05-RS6, Class M4, 0.805s, 2035			5,000,000	4,294,000

WAMU Mortgage Pass-Through Certificates
FRB Ser. 05-AR11, Class A1C3, 0.665s, 2045(F)			4,370,654	3,868,029
FRB Ser. 05-AR19, Class A1C3, 0.655s, 2045			11,274,386	10,189,790
FRB Ser. 04-AR13, Class A1B2, 0.645s, 2034			10,779,679	10,056,363
FRB Ser. 05-AR11, Class A1B2, 0.605s, 2045			4,568,467	4,065,936
FRB Ser. 05-AR13, Class A1C4, 0.585s, 2045			18,581,452	16,305,224
FRB Ser. 05-AR17, Class A1B2, 0.565s, 2045			6,224,644	5,477,687
FRB Ser. 05-AR11, Class A1B3, 0.555s, 2045			9,755,701	8,682,574
FRB Ser. 05-AR8, Class 2AC3, 0.545s, 2045			4,828,814	4,321,788
FRB Ser. 05-AR2, Class 2A1B, 0.525s, 2045			2,330,955	2,150,306
FRB Ser. 2005-AR17, Class A1B3, 0.505s, 2045			1,852,030	1,669,836

				91,403,801

Total mortgage-backed securities (cost $614,715,316)				$667,613,298

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (41.2%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (6.4%)

Government National Mortgage Association Pass-Through Certificates
5s, July 20, 2041			$6,368,403	$7,030,618
5s, TBA, September 1, 2044			2,000,000	2,194,219
5s, TBA, August 1, 2044			2,000,000	2,196,094
4 1/2s, TBA, September 1, 2044			14,000,000	15,178,516
4 1/2s, TBA, August 1, 2044			14,000,000	15,206,407
4s, with due dates from December 20, 2042 to June 20, 2044			8,393,020	8,896,929
4s, July 20, 2044(FWC)			5,000,000	5,300,196
4s, TBA, August 1, 2044			18,000,000	19,072,969
3 1/2s, TBA, September 1, 2044			12,000,000	12,335,156
3 1/2s, TBA, August 1, 2044			12,000,000	12,363,750

				99,774,854
U.S. Government Agency Mortgage Obligations (34.8%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
4 1/2s, December 1, 2039			760,471	829,419
4 1/2s, May 1, 2044(F)			5,664,757	6,132,730
4s, with due dates from April 1, 2041 to July 1, 2043			9,919,979	10,472,167
4s, October 1, 2043(FWC)			861,366	906,050
3 1/2s, April 1, 2042			768,432	782,750
3 1/2s, October 1, 2042(FWC)			8,253,706	8,364,937
3 1/2s, August 1, 2043(FWC)			3,831,542	3,904,730

Federal National Mortgage Association Pass-Through Certificates
7s, January 1, 2017			1,112	1,129
6s, TBA, September 1, 2044			10,000,000	11,232,812
6s, TBA, August 1, 2044			10,000,000	11,245,312
4 1/2s, with due dates from April 1, 2040 to February 1, 2044			16,513,876	17,907,277
4 1/2s, TBA, September 1, 2044			29,000,000	31,151,211
4 1/2s, TBA, August 1, 2044			29,000,000	31,222,577
4s, with due dates from June 1, 2042 to June 1, 2044			83,716,104	88,077,162
4s, July 1, 2042(FWC)			3,977,013	4,195,748
4s, January 1, 2043(FWC)			3,963,361	4,188,158
4s, TBA, September 1, 2044			27,000,000	28,305,704
4s, TBA, August 1, 2044			77,000,000	80,952,264
3 1/2s, May 1, 2042(FWC)			852,484	869,966
3 1/2s, June 1, 2042(FWC)			857,164	874,742
3 1/2s, TBA, September 1, 2044			15,000,000	15,235,547
3 1/2s, TBA, August 1, 2044			31,000,000	31,576,408
3s, February 1, 2043			3,993,692	3,920,059
3s, TBA, September 1, 2044			79,000,000	77,179,295
3s, TBA, August 1, 2044			79,000,000	77,382,965

				546,911,119

Total U.S. government and agency mortgage obligations (cost $649,395,664)				$646,685,973

U.S. TREASURY OBLIGATIONS (—%)(a)
			Principal amount	Value

U.S. Treasury Notes 2s, September 30, 2020(SEGSF)			$429,000	$427,090

Total U.S. treasury Obligations (cost $428,761)				$427,090

CORPORATE BONDS AND NOTES (23.9%)(a)
			Principal amount	Value

Basic materials (1.0%)

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			$835,000	$903,888

CF Industries, Inc. company guaranty sr. unsec. notes 5 3/8s, 2044			1,728,000	1,835,235

CF Industries, Inc. company guaranty sr. unsec. notes 5.15s, 2034			1,170,000	1,241,245

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020			112,000	136,041

Cytec Industries, Inc. sr. unsec. unsub. notes 3 1/2s, 2023			355,000	347,553

Eastman Chemical Co. sr. unsec. unsub. notes 6.3s, 2018			300,000	344,530

Georgia-Pacific, LLC sr. unsec. unsub. notes 7 3/4s, 2029			470,000	645,286

Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. notes 6s, 2041 (Canada)			590,000	648,977

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4 5/8s, 2024			2,085,000	2,128,994

International Paper Co. sr. unsec. notes 8.7s, 2038			510,000	756,820

Mosaic Co. (The) sr. unsec. notes 3 3/4s, 2021			640,000	664,524

Mosaic Co. (The) sr. unsec. unsub. notes 5 5/8s, 2043			110,000	123,675

Mosaic Co. (The) sr. unsec. unsub. notes 5.45s, 2033			45,000	50,239

Packaging Corp. of America sr. unsec. unsub. notes 4 1/2s, 2023			215,000	228,792

Packaging Corp. of America sr. unsec. unsub. notes 3.9s, 2022			945,000	968,410

PPG Industries, Inc. sr. unsec. unsub. debs. 7.4s, 2019			1,130,000	1,366,933

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.45s, 2019			393,000	425,441

Temple-Inland, Inc. sr. unsec. unsub. notes 6 5/8s, 2018			1,080,000	1,234,524

Union Carbide Corp. sr. unsec. unsub. bonds 7 3/4s, 2096			135,000	172,577

Weyerhaeuser Co. sr. unsec. unsub. notes 7 3/8s, 2032(R)			1,385,000	1,871,372

				16,095,056
Capital goods (0.4%)

Crown Americas, LLC/Crown Americas Capital Corp. IV company guaranty sr. unsec. notes 4 1/2s, 2023			450,000	425,250

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			1,393,000	1,933,701

Parker Hannifin Corp. sr. unsec. unsub. notes Ser. MTN, 6 1/4s, 2038			435,000	556,519

Republic Services, Inc. company guaranty sr. unsec. notes 5.7s, 2041			595,000	697,995

Republic Services, Inc. company guaranty sr. unsec. notes 3.8s, 2018			720,000	767,007

Republic Services, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2019			660,000	752,506

United Technologies Corp. sr. unsec. notes 5.7s, 2040			100,000	122,854

Waste Management, Inc. company guaranty sr. unsec. notes 7 3/4s, 2032			995,000	1,407,316

				6,663,148
Communication services (2.8%)

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6 1/8s, 2040 (Mexico)			880,000	1,036,063

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 2 3/8s, 2016 (Mexico)			670,000	686,215

American Tower Corp. sr. unsec. notes 7s, 2017(R)			1,210,000	1,399,154

American Tower Corp. sr. unsec. unsub. notes 3.4s, 2019(R)			135,000	139,926

CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849s, 2023			1,415,000	1,410,070

CenturyLink, Inc. sr. unsec. unsub. notes Ser. G, 6 7/8s, 2028			2,025,000	2,055,375

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2035			700,000	898,041

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020			1,915,000	2,118,453

Frontier Communications Corp. sr. unsec. notes 8 1/2s, 2020			800,000	922,000

NBCUniversal Media, LLC sr. unsec. unsub. notes 6.4s, 2040			845,000	1,080,253

Orange SA sr. unsec. unsub. notes 5 3/8s, 2019 (France)			880,000	997,558

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			1,309,000	1,504,888

Rogers Communications, Inc. company guaranty notes 6.8s, 2018 (Canada)			610,000	719,740

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2043 (Canada)			425,000	407,679

SBA Tower Trust 144A company guaranty sr. notes 5.101s, 2017			2,425,000	2,583,018

SES SA 144A company guaranty sr. unsec. notes 5.3s, 2043 (France)			920,000	971,590

TCI Communications, Inc. sr. unsec. unsub. notes 7 7/8s, 2026			2,435,000	3,383,104

Telecom Italia SpA 144A sr. unsec. notes 5.303s, 2024 (Italy)			4,250,000	4,122,500

Telefonica Emisiones SAU company guaranty sr. unsec. notes 5.462s, 2021 (Spain)			1,845,000	2,076,905

Telefonica Emisiones SAU company guaranty sr. unsec. notes 4.57s, 2023 (Spain)			692,000	730,912

Time Warner Cable, Inc. company guaranty sr. notes 7.3s, 2038			267,000	356,095

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 8 3/4s, 2019			800,000	1,017,514

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2039			350,000	442,926

Time Warner Entertainment Co. LP company guaranty sr. unsec. bonds 8 3/8s, 2033			449,000	655,029

Time Warner Entertainment Co. LP company guaranty sr. unsec. bonds 8 3/8s, 2023			1,119,000	1,495,227

Verizon Communications, Inc. sr. unsec. unsub. notes 6.4s, 2033			985,000	1,221,410

Verizon Communications, Inc. sr. unsec. unsub. notes 5.9s, 2054			127,000	3,255,010

Verizon Communications, Inc. sr. unsec. unsub. notes 5.05s, 2034			4,675,000	4,962,110

Verizon New Jersey, Inc. company guaranty sr. unsec. unsub. bonds 8s, 2022			640,000	795,539

Verizon Pennsylvania, Inc. company guaranty sr. unsec. bonds 8.35s, 2030			795,000	1,035,058

				44,479,362
Consumer cyclicals (3.3%)

21st Century Fox America, Inc. company guaranty sr. unsec. debs. 7 3/4s, 2024			870,000	1,098,427

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.85s, 2039			1,065,000	1,483,568

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. debs. 7 3/4s, 2045			1,125,000	1,567,841

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 6.2s, 2034			675,000	809,005

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			645,000	739,351

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			184,000	201,710

Bed Bath & Beyond, Inc. sr. unsec. notes 5.165s, 2044			2,305,000	2,295,448

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030			4,005,000	5,298,022

Dollar General Corp. sr. unsec. notes 3 1/4s, 2023			1,820,000	1,732,627

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020			950,000	1,070,182

Ford Motor Co. sr. unsec. unsub. notes 9.98s, 2047			3,790,000	5,911,468

Ford Motor Co. sr. unsec. unsub. notes 7.45s, 2031			2,681,000	3,553,735

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046			350,000	476,534

General Motors Co. sr. unsec. unsub. notes 6 1/4s, 2043			1,350,000	1,528,875

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3 1/4s, 2018			661,000	660,174

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 2 3/4s, 2016			944,000	954,620

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 3/8s, 2018			130,000	131,950

Grupo Televisa SAB sr. unsec. unsub. notes 6 5/8s, 2025 (Mexico)			510,000	618,264

Grupo Televisa SAB sr. unsec. unsub. notes 5s, 2045 (Mexico)			2,120,000	2,111,011

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15s, 2023			675,000	923,949

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)			266,000	306,198

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)			124,000	137,077

Hyatt Hotels Corp. sr. unsec. unsub. notes 3 3/8s, 2023			660,000	641,524

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			840,000	936,600

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022			820,000	861,000

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.9s, 2029			1,945,000	2,448,792

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.65s, 2024			405,000	497,344

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042			240,000	254,271

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 3 5/8s, 2024			5,530,000	5,463,961

Marriott International, Inc. sr. unsec. unsub. notes 3s, 2019			780,000	804,410

NVR, Inc. sr. unsec. unsub. notes 3.95s, 2022			740,000	743,681

O'Reilly Automotive, Inc. company guaranty sr. unsec. unsub. notes 3.85s, 2023			640,000	650,520

Owens Corning company guaranty sr. unsec. notes 9s, 2019			114,000	142,743

QVC, Inc. company guaranty sr. notes 4.85s, 2024			1,105,000	1,148,474

Time Warner, Inc. company guaranty sr. unsec. bonds 7.7s, 2032			1,850,000	2,545,080

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4.45s, 2023			250,000	254,375

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021			1,305,000	1,311,977

Walt Disney Co. (The) sr. unsec. unsub. notes 4 3/8s, 2041			520,000	526,856

				52,841,644
Consumer staples (1.7%)

Altria Group, Inc. company guaranty sr. unsec. bonds 4s, 2024			694,000	707,404

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018			202,000	261,827

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019			384,000	503,351

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039			1,313,000	2,022,912

Bacardi, Ltd. 144A unsec. notes 4 1/2s, 2021 (Bermuda)			1,430,000	1,543,855

Campbell Soup Co. sr. unsec. unsub. notes 8 7/8s, 2021			715,000	951,024

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)			285,000	280,725

CVS Pass-Through Trust sr. notes 6.036s, 2028			74,924	86,115

CVS Pass-Through Trust 144A sr. mtge. notes 7.507s, 2032			2,096,998	2,639,423

Delhaize Group SA company guaranty sr. unsec. notes 4 1/8s, 2019 (Belgium)			360,000	379,054

Diageo Investment Corp. company guaranty sr. unsec. debs. 8s, 2022			675,000	879,170

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7s, 2037			1,181,000	1,551,947

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85s, 2024			3,560,000	3,571,303

Grupo Bimbo SAB de CV 144A sr. unsec. notes 4 7/8s, 2044 (Mexico)			400,000	389,380

Grupo Bimbo SAB de CV 144A sr. unsec. notes 3 7/8s, 2024 (Mexico)			715,000	709,909

Kerry Group Financial Services 144A company guaranty sr. unsec. notes 3.2s, 2023 (Ireland)			1,300,000	1,251,520

Kraft Foods Group, Inc. sr. unsec. unsub. notes 6 1/2s, 2040			3,905,000	4,924,881

McDonald's Corp. sr. unsec. Ser. MTN, 6.3s, 2038			680,000	879,987

McDonald's Corp. sr. unsec. bonds 6.3s, 2037			530,000	684,390

McDonald's Corp. sr. unsec. notes 5.7s, 2039			775,000	946,746

Molson Coors Brewing Co. company guaranty sr. unsec. unsub. notes 5s, 2042			610,000	642,842

SABMiller Holdings, Inc. 144A company guaranty sr. unsec. notes 4.95s, 2042			630,000	679,404

				26,487,169
Energy (2.0%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			602,000	633,605

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031			2,880,000	3,903,771

BG Energy Capital PLC 144A company guaranty sr. unsec. notes 4s, 2021 (United Kingdom)			200,000	209,857

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (United Kingdom)			620,000	680,058

DCP Midstream, LLC 144A sr. unsec. notes 5.35s, 2020			775,000	852,139

EQT Midstream Partners LP company guaranty sr. unsec. notes 4s, 2024			1,930,000	1,907,131

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031			885,000	1,239,115

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563s, 2023 (Russia)			1,040,000	959,400

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041			525,000	637,240

Motiva Enterprises, LLC 144A sr. unsec. notes 6.85s, 2040			895,000	1,178,506

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041			1,095,000	1,248,546

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 4 3/8s, 2023 (Brazil)			820,000	779,377

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022			1,092,000	1,233,960

Plains Exploration & Production Co. company guaranty sr. unsec. unsub. notes 6 7/8s, 2023			130,000	150,475

Pride International, Inc. sr. unsec. notes 7 7/8s, 2040			2,160,000	3,119,284

Ras Laffan Liquefied Natural Gas Co., Ltd. 144A company guaranty sr. notes 5 1/2s, 2014 (Qatar)			1,015,000	1,022,257

Spectra Energy Capital, LLC company guaranty sr. unsec. notes 5.65s, 2020			240,000	268,920

Spectra Energy Capital, LLC company guaranty sr. unsec. unsub. notes 6.2s, 2018			135,000	153,805

Spectra Energy Capital, LLC sr. notes 8s, 2019			650,000	814,496

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)			1,900,000	2,153,785

Weatherford International, LLC company guaranty sr. unsec. unsub. notes 6.8s, 2037			205,000	247,865

Weatherford International, Ltd. of Bermuda company guaranty notes 6 1/2s, 2036 (Bermuda)			82,000	97,047

Weatherford International, Ltd. of Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039 (Bermuda)			1,590,000	2,455,362

Williams Companies, Inc. (The) notes 8 3/4s, 2032			383,000	490,030

Williams Companies, Inc. (The) sr. unsec. notes 4.55s, 2024			2,565,000	2,555,589

Williams Partners LP sr. unsec. notes 5.4s, 2044			901,000	966,220

Williams Partners LP sr. unsec. notes 4.3s, 2024			919,000	952,145

				30,909,985
Financials (8.4%)

Aflac, Inc. sr. unsec. notes 6.9s, 2039			1,725,000	2,292,547

Aflac, Inc. sr. unsec. notes 6.45s, 2040			675,000	853,453

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2058			2,574,000	3,555,338

Aon PLC company guaranty sr. unsec. unsub. notes 4 1/4s, 2042			3,255,000	3,084,256

ARC Properties Operating Partnership LP/Clark Acquisition, LLC 144A company guaranty sr. unsec. unsub. notes 4.6s, 2024(R)			1,890,000	1,927,772

Associates Corp. of North America sr. unsec. notes 6.95s, 2018			1,764,000	2,090,532

Assurant, Inc. sr. unsec. notes 6 3/4s, 2034			1,485,000	1,774,983

AXA SA 144A jr. unsec. sub. FRN notes 6.463s, perpetual maturity (France)			1,630,000	1,740,025

Banco del Estado de Chile 144A sr. unsec. notes 2s, 2017 (Chile)			1,000,000	1,004,870

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)			1,965,000	2,007,641

Bank of America Corp. sub. notes 7 3/4s, 2015			1,465,000	1,566,694

Bank of America, NA sub. notes Ser. BKNT, 5.3s, 2017			905,000	989,207

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)			1,818,000	2,497,518

Barclays PLC jr. unsec. sub. FRB bonds 6 5/8s, perpetual maturity (United Kingdom)			1,272,000	1,252,920

BBVA International Preferred SAU bank guaranty jr. unsec. sub. FRB bonds 5.919s, perpetual maturity (Spain)			1,135,000	1,180,400

Bear Stearns Cos., Inc. (The) sr. unsec. notes 6.4s, 2017			1,020,000	1,164,948

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 7 1/4s, 2018			1,685,000	1,986,259

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.3s, 2043			2,065,000	2,034,004

BPCE SA 144A unsec. sub. notes 5.7s, 2023 (France)			265,000	288,426

BPCE SA 144A unsec. sub. notes 5.15s, 2024 (France)			460,000	482,050

Capital One Bank USA NA unsec. sub. notes 3 3/8s, 2023			1,260,000	1,233,343

CBL & Associates LP company guaranty sr. unsec. unsub. notes 5 1/4s, 2023(R)			2,105,000	2,244,753

Citigroup, Inc. sr. unsec. notes 8 1/2s, 2019			100,000	126,511

Citigroup, Inc. sr. unsec. sub. FRN notes 0.501s, 2016			1,961,000	1,949,960

CNA Financial Corp. sr. unsec. unsub. notes 3.95s, 2024			650,000	665,249

Commerzbank AG 144A unsec. sub. notes 8 1/8s, 2023 (Germany)			545,000	640,046

Commonwealth Bank of Australia 144A sr. unsec. notes 5s, 2019 (Australia)			510,000	571,838

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 144A jr. unsec. sub. FRN notes 11s, perpetual maturity (Netherlands)			1,255,000	1,682,955

Credit Suisse Group AG 144A jr. unsec. sub. FRN notes 7 1/2s, perpetual maturity (Switzerland)			539,000	591,553

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)			1,715,000	2,153,520

Duke Realty LP company guaranty sr. unsec. notes 6 3/4s, 2020(R)			800,000	947,638

Duke Realty LP sr. unsec. notes 6 1/2s, 2018(R)			390,000	442,714

EPR Properties unsec. notes 5 1/4s, 2023(R)			1,150,000	1,216,946

Fifth Third Bancorp jr. unsec. sub. FRB bonds 5.1s, perpetual maturity			626,000	595,639

GE Capital Trust I unsec. sub. FRB bonds 6 3/8s, 2067			2,781,000	3,086,910

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032			300,000	396,218

Genworth Holdings, Inc. sr. unsec. unsub. notes 7 5/8s, 2021			1,075,000	1,331,650

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019			940,000	1,133,902

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037			950,000	1,131,407

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6 5/8s, 2040			3,548,000	4,621,923

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)			3,260,000	3,645,365

Highwood Realty LP sr. unsec. bonds 5.85s, 2017(R)			835,000	923,704

HSBC Bank USA, NA unsec. sub. notes 7s, 2039			2,000,000	2,735,892

HSBC Capital Funding LP 144A bank guaranty jr. unsec. sub. FRB bonds 10.176s, perpetual maturity (Jersey)			4,560,000	6,817,200

HSBC USA Capital Trust I 144A jr. bank guaranty unsec. notes 7.808s, 2026			955,000	966,751

ING Bank NV 144A unsec. sub. notes 5.8s, 2023 (Netherlands)			1,705,000	1,902,494

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			895,000	971,075

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015			1,149,000	1,169,108

Intesa Sanpaolo SpA 144A company guaranty unsec. sub. bonds 5.017s, 2024 (Italy)			1,565,000	1,548,222

JPMorgan Chase Bank, NA sub. notes Ser. BKNT, 6s, 2017			404,000	456,024

JPMorgan Chase Bank, NA sub. notes Ser. BKNT, 6s, 2017			1,311,000	1,472,756

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			130,000	154,050

Liberty Mutual Group, Inc. 144A notes 6 1/2s, 2035			1,715,000	2,106,106

Lloyds Banking Group PLC jr. unsec. sub. FRB bonds 7 1/2s, perpetual maturity (United Kingdom)			1,846,000	1,938,300

Massachusetts Mutual Life Insurance Co. 144A notes 8 7/8s, 2039			2,599,000	4,103,262

Metropolitan Life Global Funding I 144A notes 3s, 2023			715,000	707,311

Metrpolitan Life Insurance Co. 144A unsec. sub. notes 7.8s, 2025			3,000,000	3,951,123

Mid-America Apartments LP sr. unsec. notes 4.3s, 2023(R)			150,000	155,802

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			1,090,000	1,171,750

Nationwide Financial Services, Inc. notes 5 5/8s, 2015			500,000	510,667

Nationwide Mutual Insurance Co. 144A notes 9 3/8s, 2039			85,000	131,370

Nordea Bank AB 144A sub. notes 4 7/8s, 2021 (Sweden)			5,160,000	5,576,035

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033			1,010,000	1,058,885

Pacific LifeCorp 144A sr. notes 6s, 2020			1,575,000	1,800,008

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022			357,000	387,813

Prudential Financial, Inc. sr. unsec. notes 6 5/8s, 2040			1,135,000	1,459,666

Prudential Holdings, LLC sr. FRN notes Ser. AGM, 1.106s, 2017			137,143	138,167

Realty Income Corp. sr. unsec. notes 4.65s, 2023(R)			455,000	487,531

Royal Bank of Scotland Group PLC unsec. sub. notes 5 1/8s, 2024 (United Kingdom)			1,465,000	1,464,774

Royal Bank of Scotland PLC (The) unsec. sub. FRN notes Ser. REGS, 9 1/2s, 2022 (United Kingdom)			2,640,000	3,078,900

Santander Issuances SAU 144A bank guaranty unsec. sub. notes 5.911s, 2016 (Spain)			2,600,000	2,747,605

Santander UK PLC 144A unsec. sub. notes 5s, 2023 (United Kingdom)			565,000	606,611

SL Green Realty Corp./SL Green Operating Partnership /Reckson Operating Partnership sr. unsec. unsub. notes 5s, 2018(R)			1,185,000	1,280,670

Societe Generale SA 144A jr. unsec. sub. FRB bonds 7 7/8s, perpetual maturity (France)			460,000	481,275

Standard Chartered PLC unsec. sub. notes 5.7s, 2022 (United Kingdom)			2,579,000	2,853,896

Sumitomo Mitsui Financial Group, Inc. 144A unsec. sub. bonds 4.436s, 2024 (Japan)			2,380,000	2,478,618

Tanger Properties, LP sr. unsec. notes 6 1/8s, 2020(R)			645,000	749,794

Teachers Insurance & Annuity Association of America 144A notes 6.85s, 2039			889,000	1,178,130

Travelers Property Casuality Corp. sr. unsec. unsub. bonds 7 3/4s, 2026			975,000	1,331,260

Wachovia Bank NA sr. unsec. sub. notes 6.6s, 2038			250,000	337,471

Willis Group Holdings PLC company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			750,000	839,126

WP Carey, Inc. sr. unsec. unsub. notes 4.6s, 2024			2,990,000	3,080,657

				131,493,742
Health care (0.6%)

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037			1,660,000	2,177,029

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			356,000	379,140

Fresenius Medical Care US Finance, Inc. 144A company guaranty sr. notes 5 3/4s, 2021			839,000	904,023

Omega Healthcare Investors, Inc. 144A sr. unsec. notes 4.95s, 2024(R)			1,940,000	1,994,320

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 6.95s, 2037			1,045,000	1,271,770

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 4 3/4s, 2020			244,000	261,994

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041			975,000	1,019,950

WellPoint, Inc. sr. unsec. unsub. notes 4 5/8s, 2042			665,000	669,422

				8,677,648
Technology (0.4%)

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043			1,232,000	1,132,937

Apple, Inc. sr. unsec. unsub. notes 3.45s, 2024			2,578,000	2,593,643

Brocade Communications Systems, Inc. company guaranty sr. notes 6 7/8s, 2020			580,000	610,450

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2022			1,075,000	1,138,409

Jabil Circuit, Inc. sr. unsec. notes 8 1/4s, 2018			425,000	500,438

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			820,000	822,050

				6,797,927
Transportation (0.4%)

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041			1,520,000	1,744,202

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2018			616,397	661,455

Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648s, 2017			232,032	246,905

Kansas City Southern de Mexico SA de CV sr. unsec. unsub. notes 2.35s, 2020			154,000	147,500

Kansas City Southern Railway Co. (The) company guaranty sr. unsec. notes 4.3s, 2043			286,000	273,635

Norfolk Southern Corp. sr. unsec. notes 6s, 2111			1,115,000	1,340,783

Southwest Airlines Co. pass-through certificates Ser. 07-1, 6.15s, 2022			190,202	220,634

United Airlines 2014-2 Class A Pass Through Trust sr. notes Ser. A, 3 3/4s, 2026			460,000	458,850

United AirLines, Inc. pass-through certificates Ser. 07-A, 6.636s, 2022			397,632	438,389

				5,532,353
Utilities and power (2.9%)

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035			580,000	699,847

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042			390,000	403,038

Beaver Valley Funding Corp. sr. bonds 9s, 2017			68,000	71,441

Boardwalk Pipelines LP company guaranty sr. unsec. notes 5 7/8s, 2016			980,000	1,067,363

CMS Energy Corp. sr. unsec. notes 8 3/4s, 2019			2,280,000	2,927,552

Commonwealth Edison Co. sr. mtge. bonds 5 7/8s, 2033			480,000	585,311

Consolidated Edison Co. of New York sr. unsec. unsub. notes 4.2s, 2042			710,000	698,333

Duke Energy Carolinas, LLC sr. mtge. notes 4 1/4s, 2041			725,000	738,908

EDP Finance BV 144A sr. unsec. notes 5 1/4s, 2021 (Netherlands)			845,000	879,899

EDP Finance BV 144A sr. unsec. unsub. notes 6s, 2018 (Netherlands)			1,940,000	2,110,817

El Paso Natural Gas Co., LLC sr. unsec. unsub. bonds 8 3/8s, 2032			830,000	1,164,164

El Paso Pipeline Partners Operating Co., LP company guaranty sr. unsec. notes 6 1/2s, 2020			750,000	871,182

Electricite de France (EDF) 144A jr. unsec. sub. FRN notes 5 5/8s, perpetual maturity (France)			1,130,000	1,175,200

Electricite de France (EDF) 144A sr. unsec. notes 6.95s, 2039 (France)			970,000	1,283,325

Electricite de France (EDF) 144A unsec. sub. FRN notes 5 1/4s, perpetual maturity (France)			2,895,000	2,941,696

Enel Finance International SA 144A company guaranty sr. unsec. notes 5 1/8s, 2019 (Netherlands)			695,000	777,371

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042			2,265,000	2,655,728

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022			780,000	858,626

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042			1,220,000	1,258,223

FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45s, 2044			2,710,000	2,744,715

Iberdrola International BV company guaranty sr. unsec. unsub. notes 6 3/4s, 2036 (Spain)			510,000	627,928

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018			330,000	366,093

Kansas Gas and Electric Co. bonds 5.647s, 2021			455,188	483,569

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 3 1/2s, 2021			1,455,000	1,460,143

Kinder Morgan, Inc./DE 144A sr. notes 5s, 2021			89,000	90,224

Korea Gas Corp. 144A sr. unsec. unsub. notes 6 1/4s, 2042 (South Korea)			1,285,000	1,716,450

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036			1,000,000	1,240,497

MidAmerican Energy Holdings Co. sr. unsec. bonds 6 1/2s, 2037			410,000	531,112

MidAmerican Funding, LLC sr. bonds 6.927s, 2029			360,000	464,809

Oncor Electric Delivery Co., LLC sr. notes 4.1s, 2022			1,455,000	1,565,170

Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038			295,000	377,143

Pacific Gas & Electric Co. sr. unsub. notes 5.8s, 2037			785,000	947,319

PacifiCorp sr. mtge. bonds 6 1/4s, 2037			460,000	600,335

Potomac Edison Co. 144A sr. bonds 5.8s, 2016			885,000	949,859

PPL WEM Holdings, Ltd. 144A sr. unsec. notes 5 3/8s, 2021 (United Kingdom)			3,220,000	3,609,011

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes 6.572s, 2017			340,000	388,228

Texas-New Mexico Power Co. 144A 1st mtge. bonds Ser. A, 9 1/2s, 2019			2,840,000	3,602,591

West Penn Power Co. 144A sr. bonds 5.95s, 2017			830,000	932,421

				45,865,641

Total corporate bonds and notes (cost $347,569,239)				$375,843,675

ASSET-BACKED SECURITIES (3.8%)(a)
			Principal amount	Value

Station Place Securitization Trust 144A FRN Ser. 14-2, Class A, 1-month LIBOR plus 0.90%, 2016			$59,213,000	$59,213,000

Total asset-backed securities (cost $59,213,000)				$59,213,000

PURCHASED SWAP OPTIONS OUTSTANDING (0.4%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

2.8425/3 month USD-LIBOR-BBA/Sep-24	Sep-14/2.8425		$109,120,200	$1,415,289

Credit Suisse International

(2.75)/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.75		282,604,000	717,814

(2.75)/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.75		282,604,000	652,815

(2.745)/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.745		141,302,000	515,752

(2.97)/3 month USD-LIBOR-BBA/Sep-24	Sep-14/2.97		141,302,000	131,411

2.55/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.55		282,604,000	84,781

2.55375/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.55375		141,302,000	79,129

2.55/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.55		141,302,000	73,477

2.55/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.55		282,604,000	67,825

Goldman Sachs International

(2.72)/3 month USD-LIBOR-BBA/Sep-24	Sep-14/2.72		146,250,000	1,082,250

(2.7175)/3 month USD-LIBOR-BBA/Sep-24	Sep-14/2.7175		146,250,000	1,054,463

Total purchased swap options outstanding (cost $8,809,052)				$5,875,006

PURCHASED OPTIONS OUTSTANDING (0.5%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Call)	Aug-14/$99.55		$57,000,000	$1,326,960

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Oct-14/102.00		26,000,000	335,400

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Oct-14/101.91		16,000,000	197,600

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Oct-14/99.00		26,000,000	63,440

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Oct-14/98.91		16,000,000	36,800

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/102.50		96,000,000	1,092,480

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/102.31		96,000,000	968,640

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/102.22		26,000,000	246,220

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.31		33,000,000	157,080

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/102.50		98,000,000	1,104,460

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/102.31		98,000,000	976,080

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/102.50		98,000,000	1,092,700

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/102.31		98,000,000	964,320

Total purchased options outstanding (cost $7,048,281)				$8,562,180

MUNICIPAL BONDS AND NOTES (0.2%)(a)
			Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s, 4/1/34			$770,000	$1,097,881

IL State G.O. Bonds, 4.421s, 1/1/15			410,000	415,871

North TX, Tollway Auth. Rev. Bonds (Build America Bonds), 6.718s, 1/1/49			675,000	936,968

OH State U. Rev. Bonds (Build America Bonds), 4.91s, 6/1/40			845,000	951,470

Total municipal bonds and notes (cost $2,705,088)				$3,402,190

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (—%)(a)
			Principal amount	Value

Korea Development Bank sr. unsec. unsub. notes 4s, 2016 (South Korea)			$200,000	$211,298

Total foreign government and agency bonds and notes (cost $199,595)				$211,298

SHORT-TERM INVESTMENTS (19.4%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.05%(AFF)		Shares	218,194,599	$218,194,599

Putnam Money Market Liquidity Fund 0.06%(AFF)		Shares	66,364,586	66,364,586

U.S. Treasury Bills with an effective yield of 0.10%, July 23, 2015(SEG)(SEGSF)			$1,203,000	1,201,661

U.S. Treasury Bills with an effective yield of 0.08%, May 28, 2015(SEGSF)			233,000	232,835

U.S. Treasury Bills with an effective yield of 0.05%, January 15, 2015(SEGSF)			250,000	249,939

U.S. Treasury Bills with an effective yield of 0.05%, January 8, 2015(SEG)(SEGSF)			19,000	18,996

U.S. Treasury Bills with an effective yield of 0.05%, December 18, 2014(SEGSF)			15,000	14,997

U.S. Treasury Bills with an effective yield of 0.03%, November 28, 2014(SEGSF)			150,000	149,980

U.S. Treasury Bills with an effective yield of 0.05%, November 20, 2014(SEGSF)			1,020,000	1,019,890

U.S. Treasury Bills with an effective yield of 0.05%, November 13, 2014(SEG)(SEGSF)(SEGCCS)			614,000	613,934

U.S. Treasury Bills with an effective yield of 0.04%, October 23, 2014(SEG)(SEGSF)(SEGCCS)			472,000	471,975

U.S. Treasury Bills with effective yields ranging from 0.08% to 0.13%, August 21, 2014(SEGSF)(SEGCCS)			16,473,000	16,472,047

Total short-term investments (cost $305,005,485)				$305,005,439

TOTAL INVESTMENTS

Total investments (cost $1,995,089,481)(b)				$2,072,839,149

FUTURES CONTRACTS OUTSTANDING at 7/31/14 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 30 yr (Short)	2,049	$281,545,406	Sep-14	$(1,978,312)
U.S. Treasury Bond Ultra 30 yr (Short)	268	40,426,125	Sep-14	(1,031,642)
U.S. Treasury Note 5 yr (Long)	420	49,911,094	Sep-14	(325,642)
U.S. Treasury Note 10 yr (Long)	862	107,413,281	Sep-14	(392,184)

Total				$(3,727,780)

WRITTEN SWAP OPTIONS OUTSTANDING at 7/31/14 (premiums $14,526,709) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

(2.67)/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.67	$25,000,000	$89,750
2.67/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.67	25,000,000	211,250
(2.6425)/3 month USD-LIBOR-BBA/Sep-24	Sep-14/2.6425	109,120,200	383,012
(2.60)/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.60	83,659,200	619,078
(2.7425)/3 month USD-LIBOR-BBA/Sep-24	Sep-14/2.7425	109,120,200	802,033
Credit Suisse International

(2.6475)/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.6475	70,651,000	158,258
(2.6475)/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.6475	70,651,000	158,258
(2.65)/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.65	141,302,000	237,387
(2.65)/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.65	141,302,000	259,996
2.6475/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.6475	70,651,000	598,414
2.65/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.65	141,302,000	996,179
2.65/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.65	141,302,000	1,030,092
Goldman Sachs International

2.9175/3 month USD-LIBOR-BBA/Sep-24	Sep-14/2.9175	146,250,000	222,300
2.92/3 month USD-LIBOR-BBA/Sep-24	Sep-14/2.92	146,250,000	239,850
2.8175/3 month USD-LIBOR-BBA/Sep-24	Sep-14/2.8175	146,250,000	517,725
2.82/3 month USD-LIBOR-BBA/Sep-24	Sep-14/2.82	146,250,000	542,588
JPMorgan Chase Bank N.A.

(2.515)/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.515	136,625,400	91,539
(2.60)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.60	41,829,600	315,813
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	21,202,000	3,689,573

Total			$11,163,095

WRITTEN OPTIONS OUTSTANDING at 7/31/14 (premiums $6,336,953) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Call)	Aug-14/$100.55	$57,000,000	$758,670
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Call)	Aug-14/101.55	57,000,000	243,390
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Oct-14/101.00	26,000,000	204,360
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Oct-14/100.91	16,000,000	119,520
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Oct-14/100.00	26,000,000	116,740
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Oct-14/99.91	16,000,000	68,000
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.75	96,000,000	648,960
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.56	96,000,000	560,640
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.00	96,000,000	349,440
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/100.81	96,000,000	294,720
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.22	26,000,000	114,400
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/100.31	33,000,000	62,700
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/100.22	26,000,000	44,980
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.75	98,000,000	647,780
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.56	98,000,000	557,620
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.00	98,000,000	343,000
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/100.81	98,000,000	288,120
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.75	98,000,000	634,060
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.56	98,000,000	543,900
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.00	98,000,000	329,280
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/100.81	98,000,000	274,400

Total			$7,204,680

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 7/31/14 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Bank of America N.A.

(2.685)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-14/2.685	$50,000,000	$312,500	$95,000
2.685/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-14/2.685	50,000,000	312,500	(106,000)
Citibank, N.A.

(3.60)/3 month USD-LIBOR-BBA/Aug-44 (Purchased)	Aug-14/3.60	29,241,000	(292,410)	(292,410)
(3.20)/3 month USD-LIBOR-BBA/Aug-44 (Written)	Aug-14/3.20	29,241,000	281,445	275,450
JPMorgan Chase Bank N.A.

(2.95)/3 month USD-LIBOR-BBA/Sep-24 (Purchased)	Sep-14/2.95	141,302,000	(113,042)	46,630
(3.6275)/3 month USD-LIBOR-BBA/Aug-44 (Purchased)	Aug-14/3.6275	28,835,000	(302,768)	(302,768)
(3.2275)/3 month USD-LIBOR-BBA/Aug-44 (Written)	Aug-14/3.2275	28,835,000	286,908	224,337
(5.00 Floor)/3 month USD-LIBOR-BBA/Mar-21 (Written)	Mar-21/5.00	1,000,000	222,000	(3,480)

Total			$707,133	$(63,241)

TBA SALE COMMITMENTS OUTSTANDING at 7/31/14 (proceeds receivable $281,604,063) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 6s, August 1, 2044	$10,000,000	8/12/14	$11,245,312
Federal National Mortgage Association, 4 1/2s, August 1, 2044	29,000,000	8/12/14	31,222,577
Federal National Mortgage Association, 4s, August 1, 2044	77,000,000	8/12/14	80,952,264
Federal National Mortgage Association, 3 1/2s, August 1, 2044	31,000,000	8/12/14	31,576,408
Federal National Mortgage Association, 3s, August 1, 2044	79,000,000	8/12/14	77,382,965
Government National Mortgage Association, 5s, August 1, 2044	2,000,000	8/21/14	2,196,094
Government National Mortgage Association, 4 1/2s, August 1, 2044	14,000,000	8/21/14	15,206,407
Government National Mortgage Association, 4s, August 1, 2044	18,000,000	8/21/14	19,072,969
Government National Mortgage Association, 3 1/2s, August 1, 2044	12,000,000	8/21/14	12,363,749

Total			$281,218,745

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/14 (Unaudited)

	Upfront		Payments	Payments	Unrealized
	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

$22,220,000	$108,544	9/17/16	3 month USD-LIBOR-BBA	1.00%	$31,641
53,550,000	797,183	9/17/19	3 month USD-LIBOR-BBA	2.25%	47,055
30,005,000	1,067,143	9/17/24	3 month USD-LIBOR-BBA	3.25%	(320,139)
18,500,000	1,889,910	9/17/44	3 month USD-LIBOR-BBA	4.00%	(658,668)
68,312,700	(1,442,059)	7/2/24	2.6025%	3 month USD-LIBOR-BBA	(1,086,028)

Total	$2,420,721	$(1,986,139)

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/14 (Unaudited)

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$1,605,196	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(657)
2,990,600	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	1,433
Barclays Bank PLC
5,828,506	—	1/12/36	(5.50% ) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(38,665)
4,690,662	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(9,077)
2,648,208	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,741)
10,124,063	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(21,101)
9,041,969	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(10,895)
8,183,649	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(12,419)
24,167,016	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(9,895)
26,455,901	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(55,141)
20,353,136	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(30,887)
983,421	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(4,312)
1,770,107	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(2,686)
2,261,987	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	12,070
22,651,222	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(47,211)
26,940,148	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(40,883)
8,181,180	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(35,868)
433,585	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	2,157
1,260,759	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(1,913)
811,903	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(851)
14,603,385	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(22,162)
9,560,447	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(19,927)
4,105,217	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,681)
1,214,769	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(1,464)
5,241,047	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(10,142)
23,341,963	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(35,423)
3,899,989	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(5,918)
671,948	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(810)
2,179,145	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(2,626)
1,579,774	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(1,903)
19,877,084	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(41,429)
7,597,550	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(9,093)
3,034,597	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	17,555
1,517,253	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	8,777
1,517,253	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	8,777
3,044,709	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	17,614
7,908,755	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	45,753
3,044,527	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	17,613
2,772,431	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(4,207)
6,313,543	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(13,159)
3,841,432	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	19,106
6,079,488	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	35,170
1,084,633	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(1,992)
2,925,286	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(6,097)
5,211,832	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(10,863)
4,723,770	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	(22,683)
Citibank, N.A.
8,617,325	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(13,077)
11,589,778	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(17,588)
Credit Suisse International
20,998,504	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	(17,683)
3,665,603	—	1/12/39	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(31,378)
3,943,199	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(2,038)
4,412,166	—	1/12/43	3.00% (1 month USD-LIBOR)	Synthetic MBX Index 3.00% 30 year Fannie Mae pools	(19,580)
5,248,811	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(9,640)
11,295,966	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	54,292
4,723,770	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(4,659)
6,148,152	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,517)
Goldman Sachs International
5,508,647	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	27,398
4,249,497	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	21,136
14,120,805	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	75,348
5,337,639	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	26,548
6,571,229	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(6,801)
6,571,229	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(6,801)
2,168,093	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	1,039
7,884,875	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(16,434)
2,962,130	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(6,174)
5,828,506	—	1/12/36	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	38,665
774,255	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(317)
2,520,995	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(241)
182,622	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	974
5,616,363	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	29,969
10,801,444	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(22,513)
400,516	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(835)
1,067,923	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,226)
1,835,527	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	9,129
6,037,037	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	30,026
5,412,918	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(5,603)
10,138,666	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	54,099
7,010,917	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(7,261)

Total	$—	$(175,499)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/14 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$51,528	$904,000	5/11/63	300 bp	$54,225
	CMBX NA BBB- Index	BBB-/P	54,079	876,000	5/11/63	300 bp	56,693
	CMBX NA BBB- Index	BBB-/P	26,395	438,000	5/11/63	300 bp	27,702
	CMBX NA BBB- Index	BBB-/P	13,534	198,000	5/11/63	300 bp	14,125
	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	88,467	798,000	5/11/63	300 bp	90,847
	Credit Suisse International
	CMBX NA BBB- Index	BBB-/P	60,857	1,483,000	5/11/63	300 bp	65,282
	CMBX NA BBB- Index	BBB-/P	98,633	1,287,000	5/11/63	300 bp	102,473
	CMBX NA BBB- Index	BBB-/P	102,818	910,000	5/11/63	300 bp	105,533
	CMBX NA BBB- Index	BBB-/P	64,541	886,000	5/11/63	300 bp	67,184
	CMBX NA BBB- Index	BBB-/P	9,799	844,000	5/11/63	300 bp	12,317
	CMBX NA BBB- Index	BBB-/P	12,276	799,000	5/11/63	300 bp	14,660
	CMBX NA BBB- Index	BBB-/P	13,355	758,000	5/11/63	300 bp	15,617
	CMBX NA BBB- Index	BBB-/P	23,034	757,000	5/11/63	300 bp	25,292
	CMBX NA BBB- Index	BBB-/P	57,683	745,000	5/11/63	300 bp	59,905
	CMBX NA BBB- Index	BBB-/P	49,008	745,000	5/11/63	300 bp	51,231
	CMBX NA BBB- Index	BBB-/P	59,046	740,000	5/11/63	300 bp	61,254
	CMBX NA BBB- Index	BBB-/P	58,504	735,000	5/11/63	300 bp	60,696
	CMBX NA BBB- Index	BBB-/P	44,521	459,000	5/11/63	300 bp	45,890
	CMBX NA BBB- Index	BBB-/P	2,078	17,000	5/11/63	300 bp	2,129
	CMBX NA BB Index	—	(4,864)	931,000	5/11/63	(500 bp)	(5,397)
	CMBX NA BB Index	—	20,597	780,000	5/11/63	(500 bp)	20,151
	CMBX NA BB Index	—	11,831	765,000	5/11/63	(500 bp)	11,393
	CMBX NA BB Index	—	(12,033)	689,000	5/11/63	(500 bp)	(12,428)
	CMBX NA BB Index	—	6,875	665,000	5/11/63	(500 bp)	6,494
	CMBX NA BB Index	—	7,659	383,000	5/11/63	(500 bp)	7,440
	CMBX NA BB Index	—	(2,373)	309,000	5/11/63	(500 bp)	(2,549)
	CMBX NA BB Index	—	(2,960)	309,000	5/11/63	(500 bp)	(3,137)
	CMBX NA BB Index	—	(2,828)	310,000	5/11/63	(500 bp)	(3,005)
	CMBX NA BB Index	—	(13,266)	684,000	5/11/63	(500 bp)	(13,658)
	CMBX NA BBB- Index	BBB-/P	(27,275)	1,809,000	5/11/63	300 bp	(21,878)
	CMBX NA BBB- Index	BBB-/P	(22,230)	1,804,000	5/11/63	300 bp	(16,848)
	CMBX NA BBB- Index	BBB-/P	(32,022)	1,654,000	5/11/63	300 bp	(27,087)
	CMBX NA BBB- Index	BBB-/P	(14,777)	818,000	5/11/63	300 bp	(12,337)
	CMBX NA BBB- Index	BBB-/P	(2,718)	803,000	5/11/63	300 bp	(791)
	CMBX NA BBB- Index	BBB-/P	539	776,000	5/11/63	300 bp	2,854
	CMBX NA BBB- Index	BBB-/P	2,684	775,000	5/11/63	300 bp	4,996
	CMBX NA BBB- Index	BBB-/P	17,442	733,000	5/11/63	300 bp	19,628
	CMBX NA BBB- Index	BBB-/P	27,001	625,000	5/11/63	300 bp	28,866
	CMBX NA BBB- Index	BBB-/P	27,854	582,000	5/11/63	300 bp	29,590
	CMBX NA BBB- Index	BBB-/P	(3,825)	401,000	5/11/63	300 bp	(2,862)
	CMBX NA BBB- Index	—	(43,897)	777,000	1/17/47	(300 bp)	(32,539)
	CMBX NA BBB- Index	—	(35,856)	764,000	1/17/47	(300 bp)	(24,689)
	Goldman Sachs International
	CMBX NA BB Index	—	8,660	383,000	5/11/63	(500 bp)	8,441
	CMBX NA BB Index	—	(2,968)	309,000	5/11/63	(500 bp)	(3,144)
	CMBX NA BBB- Index	BBB-/P	(13,630)	818,000	5/11/63	300 bp	(11,190)
	CMBX NA BBB- Index	BBB-/P	(4,374)	401,000	5/11/63	300 bp	(3,414)

	Total		$779,402	$875,955

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2014. Securities rated by Putnam are indicated by “/P.”

Key to holding's abbreviations
BKNT	Bank Note
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2013 through July 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,569,490,972.
(b)	The aggregate identified cost on a tax basis is $2,007,712,160, resulting in gross unrealized appreciation and depreciation of $78,345,827 and $13,218,838, respectively, or net unrealized appreciation of $65,126,989.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$—	$108,259,565	$41,894,979	$11,972	$66,364,586
	Putnam Short Term Investment Fund *	27,481,533	576,424,142	385,711,076	94,705	218,194,599

	Totals	$27,481,533	$684,683,707	$427,606,055	$106,677	$284,559,185

* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $704,112,349 to cover certain derivatives contracts and delayed delivery securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to hedge interest rate risk and to gain exposure to interest rates.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount, have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements, that govern OTC derivative and foreign exchange contracts, and Master Securities Forward Transaction Agreements, that govern transactions involving mortgage backed and other asset backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $162,031 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $4,929,156 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $6,871,485 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$59,213,000	$—
Corporate bonds and notes	—	375,843,675	—
Foreign government and agency bonds and notes	—	211,298	—
Mortgage-backed securities	—	667,613,298	—
Municipal bonds and notes	—	3,402,190	—
Purchased options outstanding	—	8,562,180	—
Purchased swap options outstanding	—	5,875,006	—
U.S. government and agency mortgage obligations	—	646,685,973	—
U.S. treasury obligations	—	427,090	—
Short-term investments	284,559,185	20,446,254	—

Totals by level	$284,559,185	$1,788,279,964	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$(3,727,780)	$—	$—
Written options outstanding	—	(7,204,680)	—
Written swap options outstanding	—	(11,163,095)	—
Forward premium swap option contracts	—	(63,241)	—
TBA sale commitments	—	(281,218,745)	—
Interest rate swap contracts	—	(4,406,860)	—
Total return swap contracts	—	(175,499)	—
Credit default contracts	—	96,553	—

Totals by level	$(3,727,780)	$(304,135,567)	$—

Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$100,282	$3,729
Interest rate contracts	15,989,282	28,293,251

Total	$16,089,564	$28,296,980

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$381,200,000
Purchased swap option contracts (contract amount)		$1,022,300,000
Written TBA commitment option contracts (contract amount)		$719,700,000
Written swap option contracts (contract amount)		$864,000,000
Futures contracts (number of contracts)		2,000
Centrally cleared interest rate swap contracts (notional)		$590,200,000
OTC total return swap contracts (notional)		$638,000,000
OTC credit default swap contracts (notional)		$24,500,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$—	$—	$ 113,431	$—	$—	$—	$—	$—	$ 113,431
	OTC Total return swap contracts*#	1,433	184,592	—	—	54,292	314,331	—	—	554,648
	OTC Credit default contracts*#	7,209	2,380	—	—	87,293	3,400	—	—	100,282
	Futures contracts§	—	—	—	—	—	—	—	144,416	144,416
	Forward premium swap option contracts#	95,000	—	—	275,450	—	—	270,967	—	641,417
	Purchased swap options#	1,415,289	—	—	—	2,323,004	2,136,713	—	—	5,875,006
	Purchased options#	—	—	—	—	—	—	8,562,180	—	8,562,180

	Total Assets	$1,518,931	$186,972	$113,431	$275,450	$2,464,589	$2,454,444	$8,833,147	$144,416	$15,991,380

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	6,314	—	—		—	—	6,314
	OTC Total return swap contracts*#	657	536,124	—	30,665	87,495	75,206	—	—	730,147
	OTC Credit default contracts*#	—	—	—	—	3,334	395	—	—	3,729
	Futures contracts§	—	—	—	—	—	—	—	—	—
	Forward premium swap option contracts#	106,000	—	—	292,410	—	—	306,248	—	704,658
	Written swap options#	2,105,123	—	—	—	3,438,584	1,522,463	4,096,925	—	11,163,095
	Written options#	—	—	—	—	—	—	7,204,680	—	7,204,680

	Total Liabilities	$2,211,780	$536,124	$6,314	$323,075	$3,529,413	$1,598,064	$11,607,853	$—	$19,812,623

	Total Financial and Derivative Net Assets	$(692,849)	$(349,152)	$107,117	$(47,625)	$(1,064,824)	$856,380	$(2,774,706)	$144,416	$(3,821,243)
	Total collateral received (pledged)##†	$(692,849)	$(349,152)	$—	$(47,625)	$(969,776)	$162,031	$(2,774,706)	$—
	Net amount	$—	$—	$107,117	$—	$(95,048)	$694,349	$—	$144,416

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 26, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 26 2014